Long-Term Debt (Credit Facility Pricing) (Details)	12 Months Ended
Dec. 31, 2014
Term B Facility [Member]
Debt Instrument [Line Items]
Applicable Margin - Increase in Event of Default	2.00%
Euro Based Loans [Member] | Term B Facility [Member]
Debt Instrument [Line Items]
Interest Rate Basis	LIBOR
Applicable Margin	2.25%
Floor rate	0.75%
Frequency of Payments	Monthly, in arrears
U.S. Based Loans [Member] | Term B Facility [Member]
Debt Instrument [Line Items]
Interest Rate Basis	U.S. base prime
Applicable Margin	1.25%
Frequency of Payments	Quarterly, in arrears
Consolidated Revolver [Member]
Debt Instrument [Line Items]
Applicable Margin - Increase in Event of Default	2.00%
Commitment Fee, Frequency of Payment	Quarterly, in arrears
Consolidated Revolver [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment Fee	0.25%
Consolidated Revolver [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment Fee	0.50%
Consolidated Revolver [Member] | Euro Based Loans [Member]
Debt Instrument [Line Items]
Interest Rate Basis	LIBOR
Frequency of Payments	In arrears, for applicable term
Consolidated Revolver [Member] | Euro Based Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable Margin	1.25%
Consolidated Revolver [Member] | Euro Based Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable Margin	2.00%
Consolidated Revolver [Member] | U.S. Based Loans [Member]
Debt Instrument [Line Items]
Interest Rate Basis	U.S. base or Canadian prime rate
Frequency of Payments	Quarterly, in arrears
Consolidated Revolver [Member] | U.S. Based Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable Margin	0.25%
Consolidated Revolver [Member] | U.S. Based Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable Margin	1.00%
Consolidated Revolver [Member] | Bankers' Acceptances [Member]
Debt Instrument [Line Items]
Interest Rate Basis	BA or BA equivalents plus 10 basis points
Frequency of Payments	In advance, for applicable term
Consolidated Revolver [Member] | Bankers' Acceptances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable Margin	1.25%
Consolidated Revolver [Member] | Bankers' Acceptances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable Margin	2.00%
Consolidated Revolver [Member] | Canadian Prime Rate Loans [Member]
Debt Instrument [Line Items]
Interest Rate Basis	U.S. base or Canadian prime rate
Frequency of Payments	Quarterly, in arrears
Consolidated Revolver [Member] | Canadian Prime Rate Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable Margin	0.25%
Consolidated Revolver [Member] | Canadian Prime Rate Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable Margin	1.00%
Letters of Credit [Member]
Debt Instrument [Line Items]
Frequency of Payments	Quarterly, in arrears
Letters of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Financial Letters of Credit	1.50%
Letters of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Financial Letters of Credit	2.25%